Operating Segments (Reportable Segments) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		$ 6,321	$ 5,592	$ 5,374
Allocated provision for credit losses		572	428	251
Noninterest income		4,472	4,019	3,856
Noninterest expense		6,571	6,161	5,761
Amortization of intangibles		150	105	91
Income (loss) before income taxes		3,500	2,917	3,127
Provision (benefit) for income taxes		1,058	794	921
Net income		2,442	2,123	2,206
Identifiable assets (period end)		219,276	209,947	186,834
Community Banking
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		2,208	1,798	1,726
Residential Mortgage Banking
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		1,392	1,403	1,512
Dealer Financial Services
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		930	881	835
Specialized Lending
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		694	598	540
Insurance Holdings
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		3	2	2
Financial Services
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		260	219	187
Other, Treasury and Corporate
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)	[1]	834	691	572
Operating Segments | Community Banking
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		3,797	3,069	2,914
Allocated provision for credit losses		36	67	123
Noninterest income		1,227	1,166	1,184
Noninterest expense		1,742	1,516	1,428
Amortization of intangibles		74	39	29
Allocated corporate expenses		1,337	1,225	1,204
Income (loss) before income taxes		1,995	1,531	1,441
Provision (benefit) for income taxes		726	566	527
Net income		1,269	965	914
Identifiable assets (period end)		73,640	68,250	55,495
Operating Segments | Residential Mortgage Banking
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		492	499	530
Allocated provision for credit losses		45	9	(104)
Noninterest income		346	356	311
Noninterest expense		219	326	502
Amortization of intangibles		0	0	0
Allocated corporate expenses		109	97	95
Income (loss) before income taxes		467	425	350
Provision (benefit) for income taxes		177	161	132
Net income		290	264	218
Identifiable assets (period end)		35,558	35,098	36,067
Operating Segments | Dealer Financial Services
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		769	728	675
Allocated provision for credit losses		296	253	237
Noninterest income		2	0	2
Noninterest expense		149	151	114
Amortization of intangibles		0	0	0
Allocated corporate expenses		45	38	31
Income (loss) before income taxes		281	286	295
Provision (benefit) for income taxes		107	109	112
Net income		174	177	183
Identifiable assets (period end)		16,556	15,130	12,821
Operating Segments | Specialized Lending
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		415	363	334
Allocated provision for credit losses		64	42	34
Noninterest income		285	248	208
Noninterest expense		288	236	192
Amortization of intangibles		4	5	5
Allocated corporate expenses		76	55	53
Income (loss) before income taxes		268	273	258
Provision (benefit) for income taxes		58	61	56
Net income		210	212	202
Identifiable assets (period end)		17,583	16,269	13,819
Operating Segments | Insurance Holdings
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		7	8	8
Allocated provision for credit losses		0	0	0
Noninterest income		1,726	1,608	1,663
Noninterest expense		1,312	1,190	1,189
Amortization of intangibles		60	47	53
Allocated corporate expenses		111	99	86
Income (loss) before income taxes		250	280	343
Provision (benefit) for income taxes		96	98	110
Net income		154	182	233
Identifiable assets (period end)		3,463	2,804	2,965
Operating Segments | Financial Services
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		597	502	423
Allocated provision for credit losses		126	66	26
Noninterest income		898	859	780
Noninterest expense		753	684	637
Amortization of intangibles		5	3	2
Allocated corporate expenses		151	136	128
Income (loss) before income taxes		482	494	426
Provision (benefit) for income taxes		181	186	160
Net income		301	308	266
Identifiable assets (period end)		17,233	16,432	12,669
Operating Segments | Other, Treasury and Corporate
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)	[1]	244	423	490
Allocated provision for credit losses	[1]	5	(9)	(65)
Noninterest income	[1]	(12)	(218)	(292)
Noninterest expense	[1]	2,108	2,058	1,699
Amortization of intangibles	[1]	7	11	2
Allocated corporate expenses	[1]	(1,829)	(1,650)	(1,597)
Income (loss) before income taxes	[1]	(243)	(372)	14
Provision (benefit) for income taxes	[1]	(287)	(387)	(176)
Net income	[1]	44	15	190
Identifiable assets (period end)	[1]	55,243	55,964	52,998
Intersegment Eliminations | Community Banking
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		1,589	1,271	1,188
Intersegment net referral fees (expense)		160	143	127
Intersegment Eliminations | Residential Mortgage Banking
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		(900)	(904)	(982)
Intersegment net referral fees (expense)		2	2	2
Intersegment Eliminations | Dealer Financial Services
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		(161)	(153)	(160)
Intersegment net referral fees (expense)		0	0	0
Intersegment Eliminations | Specialized Lending
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		(279)	(235)	(206)
Intersegment net referral fees (expense)		0	0	0
Intersegment Eliminations | Insurance Holdings
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		4	6	6
Intersegment net referral fees (expense)		0	0	0
Intersegment Eliminations | Financial Services
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)		337	283	236
Intersegment net referral fees (expense)		22	22	16
Intersegment Eliminations | Other, Treasury and Corporate
Segment Reporting, Revenue Reconciling Items [Line Items]
Net interest income (expense)	[1]	(590)	(268)	(82)
Intersegment net referral fees (expense)	[1]	$ (184)	$ (167)	$ (145)

[1]	(1) Includes financial data from subsidiaries below the quantitative and qualitative thresholds requiring disclosure.